9. Accrued Expenses and Other Current Liabilities	12 Months Ended
Mar. 31, 2018
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

NOTE 9 – Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	March 31,
	2018	2017
Salaries and related costs	$817,000	$681,000
Professional fees	206,000	79,000
Other	383,000	542,000
	$1,406,000	$1,302,000